IInventories - Schedule of Inventory, Current (Detail) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Work in process and related capitalized costs		$ 308,867	$ 242,488
Inventory	$ 377,663	961,236	632,986
Deposits on dispensing machines [Member]
Inventory [Line Items]
Inventory	32,500	325,973	138,423
Vaporizers and Accessories [Member]
Inventory [Line Items]
Inventory	235,163	154,930	193,575
Dispensing machines [Member]
Inventory [Line Items]
Inventory	$ 110,000	$ 171,466	$ 58,500